N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide Destination SM Freedom+ | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Destination SM Freedom+ | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.